Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 02, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Common stock, par value	$ 0.01
Common stock, shares authorized	1,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Sonnet BioTherapeutics Holdings, Inc. [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		125,000,000	125,000,000	125,000,000
Common stock, shares issued		3,332,728	650,284	218,786
Common stock, shares outstanding		3,332,728	650,284	218,786